DESCRIPTION OF BUSINESS (Details Narrative)	0 Months Ended
Sep. 21, 2012
Exchange agreement, shares issued to Echo members	52,500,000
Exchange agreement, percentage of shares given	100.00%
Percentage Ownership after agreement	70.00%